Document and Entity Information	Mar. 22, 2022
Cover [Abstract]
Entity Registrant Name	FTI CONSULTING, INC
Security Exchange Name	NYSE
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0000887936
Document Type	8-K
Document Period End Date	Mar. 22, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-14875
Entity Tax Identification Number	52-1261113
Entity Address, Address Line One	555 12th Street NW
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	312-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share Exchange
Trading Symbol	FCN
Entity Emerging Growth Company	false